Income taxes (Tables)	12 Months Ended
Mar. 31, 2016
Components of Income Before Income Taxes

The components of income before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Income before income taxes:
Parent company and domestic subsidiaries	1,621,013	1,685,909	1,834,413
Foreign subsidiaries	820,067	1,206,919	1,148,968

	2,441,080	2,892,828	2,983,381

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Current income tax expense:
Parent company and domestic subsidiaries	634,458	552,122	591,868
Foreign subsidiaries	189,629	368,234	253,512

Total current	824,087	920,356	845,380

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(122,898)	(77,653)	(40,934)
Foreign subsidiaries	66,619	50,766	73,823

Total deferred	(56,279)	(26,887)	32,889

Total provision	767,808	893,469	878,269

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2014	2015	2016
Statutory tax rate	37.6%	35.2%	32.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.2	1.5	0.3
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.5	1.0	1.0
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	3.0	2.5	2.4
Valuation allowance	(4.3)	(0.5)	(0.4)
Tax credits	(6.5)	(5.3)	(4.7)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(3.2)	(2.4)	(1.3)
Unrecognized tax benefits adjustments	0.0	3.2	0.2
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	0.9	(1.9)	(0.5)
Other	0.3	(2.4)	(0.5)

Effective income tax rate	31.5%	30.9%	29.4%

Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2015	2016
Deferred tax assets
Accrued pension and severance costs	184,215	283,713
Accrued expenses and liabilities for quality assurances	573,246	586,628
Other accrued employees’ compensation	126,366	116,420
Operating loss carryforwards for tax purposes	259,896	201,957
Tax credit carryforwards	42,059	22,687
Property, plant and equipment and other assets	220,226	241,454
Other	288,012	321,022

Gross deferred tax assets	1,694,020	1,773,881
Less - Valuation allowance	(169,811)	(151,665)

Total deferred tax assets	1,524,209	1,622,216

Deferred tax liabilities
Unrealized gains on securities, net	(810,192)	(692,972)
Undistributed earnings of foreign subsidiaries	(27,692)	(30,112)
Undistributed earnings of affiliated companies accounted for by the equity method	(686,692)	(656,448)
Basis difference of acquired assets	(31,946)	(31,171)
Lease transactions	(1,162,540)	(1,073,518)
Other	(21,597)	(93,206)

Gross deferred tax liabilities	(2,740,659)	(2,577,427)

Net deferred tax liability	(1,216,450)	(955,211)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2015	2016
Deferred tax assets
Deferred income taxes (Current assets)	978,179	967,607
Investments and other assets - Other	132,548	151,431
Deferred tax liabilities
Other current liabilities	(28,708)	(28,160)
Deferred income taxes (Long-term liabilities)	(2,298,469)	(2,046,089)

Net deferred tax liability	(1,216,450)	(955,211)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2014, 2015 and 2016 consist of the following:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Valuation allowance at beginning of year	284,835	189,894	169,811
Additions	23,390	34,485	33,243
Deductions	(128,928)	(50,247)	(43,723)
Other	10,597	(4,321)	(7,666)

Valuation allowance at end of year	189,894	169,811	151,665

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2014, 2015 and 2016 is as follows:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Balance at beginning of year	22,447	19,393	13,644
Additions based on tax positions related to the current year	310	593	1,001
Additions for tax positions of prior years	491	94,852	6,378
Reductions for tax positions of prior years	(1,273)	(4,015)	(77)
Reductions for tax positions related to lapse of statute of limitations	—	(58)	(7)
Reductions for settlements	(3,771)	(98,929)	(427)
Other	1,189	1,808	(1,262)

Balance at end of year	19,393	13,644	19,250